Spyglass Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 4.7%
Twitter, Inc. (a)	1,561,239	99,341,637
TOTAL COMMUNICATION SERVICES		99,341,637

CONSUMER DESCRETIONARY - 23.2%
Bright Horizons Family Solutions, Inc. (a)	442,736	75,907,087
Chipotle Mexican Grill, Inc. (a)	37,464	53,229,600
Five Below, Inc. (a)	440,144	83,975,074
Stitch Fix, Inc. (a)	1,096,826	54,336,760
Ulta Beauty, Inc. (a)	310,316	95,940,398
Vail Resorts, Inc. (a)	234,563	68,412,645
Vroom, Inc. (a)	1,672,335	65,204,341
TOTAL CONSUMER DISCRETIONARY		497,005,905

CONSUMER STAPLES - 5.1%
Beyond Meat, Inc. (a)	844,356	109,867,603
TOTAL CONSUMER STAPLES		109,867,603

FINANCIALS - 7.8%
Affiliated Managers Group, Inc.	810,760	120,827,563
Equinix, Inc.	66,249	45,022,158
TOTAL FINANCIALS		165,849,721

HEALTH CARE - 12.0%
Ascendis Pharma A/S - ADR (a)(b)	535,100	68,963,688
Exact Sciences Corp. (a)	850,011	112,014,450
Pacira BioSciences, Inc. (a)	1,089,757	76,381,068
TOTAL HEALTH CARE		257,359,206

INDUSTRIALS - 7.4%
Lyft, Inc. (a)	1,620,616	102,390,519
TransDigm Group, Inc.	95,663	56,242,191
TOTAL INDUSTRIALS		158,632,710

INFORMATION TECHNOLOGY - 37.6%
Arista Networks, Inc. (a)	276,857	83,580,360
GoDaddy, Inc. (a)	1,095,294	85,016,720
Everbridge, Inc. (a)	325,396	39,431,487
Nutanix, Inc. (a)	3,150,871	83,687,134
Palo Alto Networks, Inc. (a)	333,760	107,490,746
Proofpoint, Inc. (a)	817,377	102,817,853
Splunk, Inc. (a)	921,640	124,863,787
Square, Inc. (a)	443,325	100,656,941
SVMK, Inc. (a)	4,171,708	76,425,690
TOTAL INFORMATION TECHNOLOGY		803,970,718
TOTAL COMMON STOCKS (Cost $1,654,316,362)		2,092,027,500

TOTAL INVESTMENTS (Cost $1,654,316,362) - 97.8%		2,092,027,500
Other Assets in Excess of Liabilities - 2.2%		46,574,935
TOTAL NET ASSETS - 100.00%		$2,138,602,435

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is theexclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. BankGlobal Fund Services.

Summary of Fair Value Measurements at March 31, 2021 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$99,341,637	$-	$-	$99,341,637
Consumer Descretionary	497,005,905	-	-	497,005,905
Consumer Staples	109,867,603	-	-	109,867,603
Financials	165,849,721	-	-	165,849,721
Health Care	257,359,206	-	-	257,359,206
Industrials	158,632,710	-	-	158,632,710
Information Technology	803,970,718	-	-	803,970,718
Total Common Stocks	2,092,027,500	-	-	2,092,027,500
Total Investments in Securities	$2,092,027,500	$-	$-	$2,092,027,500